Details of Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2009 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2009 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2009 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 9,817	$ 13,434	$ 7,836	$ 4,886	$ 1,981	$ 8,548
Amounts released		(133)				(133)
Net provision recognised		13,301		4,886		8,415
Cash payments	(5,689)	(11,389)	(5,438)	(4,886)	(251)	(6,503)
Property, plant and equipment write-off	(55)	(1,912)			(55)	(1,912)
Foreign exchange movement	(199)		(164)		(35)
Closing provision	$ 3,874		$ 2,234		$ 1,640